EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended November 30, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	46.10%
From	01-Nov-16	15-Nov-16	15-Dec-16	Floating Allocation Percentage at Month-End	80.28%
To	30-Nov-16	15-Dec-16
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	1,975,318,000.00
			Distributions to Investors
Required Participation Amount	$1,975,318,000.00		A1 Days	30
Excess Receivables	$508,983,451.26		A1 LIBOR	0.538170%
			A1 Applicable Margin	0.640000%
Total Collateral	2,484,301,451.26			1.178170%

Collateral as Percent of Notes	155.27%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	834,537.08	0.83
			Principal A1	-	-
	NMOTR
	Total Pool				0.83
Beginning Gross Principal Pool Balance	$5,919,506,306.65					1.35%
Total Principal Collections	$(1,962,849,736.06)			Actual	Per $1000
Investment in New Receivables	$2,091,206,545.20		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(17,480,486.53)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	1,797,037.08
New Series Issued During Collection Period	$0.00		Servicing Fee	1,646,098.33
Less Net CMA Offset	$(636,761,095.15)		Excess Cash Flow	1,330,321.25
Less Servicing Adjustment	$(4,996,895.51)
Ending Balance	$5,388,624,638.60

SAP for Next Period	46.10%		Reserve Account

Average Receivable Balance	$5,350,258,459.16		Required Balance	$8,000,000.00
Monthly Payment Rate	36.69%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$12,898,004.43			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.55%
Recoveries on Receivables Written Off	0.00
Total Available	$12,898,004.43		Pass / Fail	PASS